STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details)	3 Months Ended	5 Months Ended
	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	One vote	One vote
Common stock, shares issued (in shares)	7,630,914	4,538,716
Common stock, shares outstanding (in shares)	7,630,914	4,538,716
Common stock subject to possible redemption (in shares)	15,369,086	18,461,284
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	One vote	One vote
Common stock, shares issued (in shares)	5,750,000	5,750,000
Common stock, shares outstanding (in shares)	5,750,000	5,750,000